Basis of preparation and summary of significant accounting policies (Policies)	9 Months Ended
Jul. 31, 2024
Statement [LineItems]
Retrospective application of new standards
a) Retrospective application of new standards
IFRS 17 “Insurance Contracts” (IFRS 17)
CIBC adopted IFRS 17 “Insurance Contracts” as at November 1, 2023, in place of IFRS 4 “Insurance Contracts” (IFRS 4). IFRS 17 provides comprehensive guidance on the recognition, measurement, presentation and disclosure of insurance contracts we issue and reinsurance contracts we hold. We applied IFRS 17 on
a
retrospective basis beginning on November 1, 2023, with the restatement of the 2023 comparative periods. We recognized an after-tax reduction of $56 million to retained earnings at the beginning of the comparative year November 1, 2022, due to the adoption of IFRS 17.
IFRS 17 requires groups of insurance contracts to be established and measured on the basis of fulfilment cash flows using the measurement models outlined by the standard. Insurance contracts under the General Measurement Model (GMM) are measured based on the present value of fulfilment cash flows, a risk adjustment for non-financial risks, and a contractual service margin (CSM) representing our unearned profits on a portfolio basis, further disaggregated into profitability groups. We have applied GMM to our insurance contracts with contract boundaries exceeding a year. Contracts under the Premium Allocation Approach (PAA) are measured on the basis of premiums received and related cash flows, which has been applied to our insurance contracts with contract boundaries shorter than one year. Under both measurement models, we have measured the liability for incurred claims on the basis of fulfilment cash flows relating to claims incurred.
On transition, we applied the full retrospective approach to transition contracts with contract boundaries shorter than one year, which constitutes the majority of our insurance business. The full retrospective approach required us to measure the insurance contracts as if IFRS 17 had always been applied. We applied the fair value approach to transition contracts with contract boundaries exceeding a year and to which we were unable to apply the full retrospective approach. Under the fair value approach, we determined the CSM of the liability for remaining coverage as at the transition date, as the difference between the fair value of the group of insurance contracts and the fulfilment cash flows measured at that date. Upon adoption, no reclassifications were made to our financial assets under IFRS 9.
The impacted lines on the opening November 1, 2022 consolidated balance sheet as a result of the retrospective application of IFRS 17 were as follows:

$ millions	Reported as at October 31, 2022	IFRS 17 transitional adjustments	Restated as at opening November 1, 2022
Assets
Deferred tax assets	$ 480	$ 20	$ 500
Other assets	35,197	(44)	35,153
Liabilities and equity
Other liabilities	$ 28,072	$ 32	$ 28,104
Retained earnings	28,823	(56)	28,767
As part of the adoption of IFRS 17, we present our insurance results as part of Income from insurance activities, net (formerly Insurance fees, net of claims). The adoption of IFRS 17 resulted in an increase in Net income before tax of $9 million and an increase in Income taxes of $3 million for the year ended October 31, 2023. There was an increase in Net income before taxes of $2 million for the three months ended
July
 3
1
, 2023, and an increase in Net income before taxes of $6 million and an increase in Income taxes of $2 million for the nine
 months ended
July 31, 2023.

Prospective application of new standards
b) Prospective application of new standards
International Tax Reform – Pillar Two Model Rules – Amendments to IAS 12 “Income Taxes” (IAS 12)
On May 23, 2023, the IASB issued “International Tax Reform – Pillar Two Model Rules”, which amended IAS 12 to provide temporary relief from the accounting and disclosure for deferred taxes arising from the implementation of Pillar Two Model Rules. CIBC has applied this exception to recognizing and disclosing deferred taxes related to Pillar Two income taxes. Further amendments to IAS 12 require additional disclosures as of CIBC’s fiscal year beginning November 1, 2023, for the periods where the Pillar Two legislation has been enacted or substantively enacted but is not yet in effect, as reflected in Note 11 to our interim consolidated financial statements.

Future accounting policy changes
c) Future accounting policy changes
IFRS 18 “Presentation and Disclosure in Financial Statements” (IFRS 18)
On April 9, 2024, the IASB issued IFRS 18 “Presentation and Disclosure in Financial Statements”, which replaces IAS 1 “Presentation of Financial Statements”. IFRS 18 is effective for reporting periods beginning on or after January 1, 2027, which for CIBC will be for the fiscal year beginning November 1, 2027, with the requirement to restate comparative financial periods. Early adoption is permitted. IFRS 18 is a result of the IASB’s Primary Financial Statements project, which aimed to improve the comparability and transparency of communication in financial statements. It introduces a number of new requirements including a more structured consolidated statement of income, new disclosure for certain management-defined performance measures and new guidance on how to aggregate and disaggregate information on the face of the consolidated financial statements and notes. We are currently evaluating the impact that adopting this standard will have on our consolidated financial statements.

Amendments to Classification and Measurement of Financial Instruments: Amendments to IFRS 9 and IFRS 7
In May 2024, the IASB issued “Amendments to Classification and Measurement of Financial Instruments: Amendments to IFRS 9 and IFRS 7” (the amendments). The amendments provide guidance on the assessment of contractual cash flows characteristics of financial instruments with environment, social and governance (ESG) linked features, the derecognition of financial liabilities including those which are settled using electronic payment systems and introduce additional disclosure requirements for equity instruments designated as FVOCI and for financial instruments with cash flows contingent on certain events. These amendments are effective for annual periods beginning on or after January 1, 2026, which for us will be November 1, 2026. Earlier application is permitted.
We are currently evaluating the impact of these amendments to IFRS 9 and IFRS 7 on our consolidated financial statements.